Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2023	2022	2021
Numerator:
Net income attributable to Amdocs Limited	$540,709	$549,501	$688,374
Net income attributable to Amdocs Limited and dividends attributable to participating restricted stock	(9,169)	(7,880)	(7,052)
Numerator for basic earnings per common share	$531,540	$541,621	$681,322
Undistributed income allocated to participating restricted stock	5,719	5,159	5,199
Undistributed income reallocated to participating restricted stock	(5,679)	(5,124)	(5,167)
Numerator for diluted earnings per common share	$531,580	$541,656	$681,354
Denominator:
Weighted average number of shares outstanding — basic	119,687	122,812	128,495
Weighted average number of participating restricted stock	(2,030)	(1,761)	(1,316)
Weighted average number of common shares — basic	117,657	121,051	127,179
Effect of dilutive equity-based compensation awards	832	838	789
Weighted average number of common shares — diluted	118,489	121,889	127,968
Basic earnings per common share attributable to Amdocs Limited	$4.52	$4.47	$5.36
Diluted earnings per common share attributable to Amdocs Limited	$4.49	$4.44	$5.32